P. Major Customers (Narrative)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales Revenue, Segment [Member] | Ten Customers
Concentration risk	76.90%	77.60%	76.60%
Sales Revenue, Segment [Member] | Cisco Systems, Inc. [Member]
Concentration risk	21.80%
Sales Revenue, Segment [Member] | Amazon [Member]
Concentration risk	18.20%
Sales Revenue, Segment [Member] | Biogenomics Corp [Member]
Concentration risk	8.70%
Accounts Receivable [Member] | Five Customers [Member]
Concentration risk	66.00%	58.00%